Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other long-term liabilities
Schedule of other long-term liabilities

		As at December 31,
	Notes	2022	2023	2023
		RMB	RMB	US$
Accrued unrecognized tax benefits & surcharge	i)	60,299	44,470	6,263
Lease deposit received from hospital		2,000	2,000	282
Convertible Note	ii)	20,000	20,000	2,818
Others		1,785	2,533	357
		84,084	69,003	9,719
i)	The amounts of unrecognized tax benefit are based on the recognition and measurement criteria of ASC Topic 740. The balance is presented as non-current liability in the consolidated financial statements as at December 31, 2023 due to the fact that the Group does not anticipate payments of cash within one year. The Group recorded accrued unrecognized tax benefits & surcharge amounting to RMB60,299 and RMB44,470 (US$6,263) (note 27) as of December 31, 2022 and 2023, respectively.

ii)	Convertible Note